Ordinary Shares and Treasury Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	May 18, 2021
Amount of shares repurchased	$ 164.9			$ 175.0	$ 175.0
Number of shares retired	19,042,105
Amount of shares retired	$ 105.0
Number of shares repurchased	27,191,731
Class A ordinary shares
Shares issued upon exercise of share options and vesting of RSUs	2,180,370	1,752,486	2,978,728